Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
March 31, 2023

	Shares	Value	Ticker	Total Cost
Common Stocks - 93.92%

Aerospace & Defense - 2.34%
L3Harris Technologies, Inc.	4,325	848,738	LHX	789,137.00
		848,738		789,137

Automobiles - 1.51%
General Motors Co.	14,945	548,183	GM	685,056.87
		548,183		685,057

Banks - 6.71%
Bank of America Corp.	34,499	986,671	BAC	1,017,276.94
JP Morgan Chase & Co.	11,071	1,442,662	JPM	1,224,771.71
		2,429,333		2,242,049

Capital Markets - 4.49%
BlackRock, Inc.	1,050	702,576	BLK	490,643.58
Houlihan Lokey, Inc. Class A	10,556	923,544	HLI	661,818.77
		1,626,120		1,152,462.35

Chemicals - 1.37%
Mosaic Co.	10,850	497,798	MOS	580,872.11
		497,798		580,872.11

Consumer Finance - 1.93%
Discover Financial Services	7,085	700,281	DFS	400,232.43
		700,281		400,232.43

Electrical Equipment - 3.28%
Eaton Corporation Plc.	6,925	1,186,530	ETN	598,053.83
		1,186,530		598,053.83

Equity Real Estate Investment Trusts-2.02%
Weyerhaeuser Co.	24,235	730,201	WY	605,362.97
		730,201		605,362.97

Food Products - 3.59%
Nestlé S.A.	10,675	1,299,041	NSRGY	1,114,452.18
		1,299,041		1,114,452.18

Health Care Providers & Services - 7.94%
CVS Health Corp.	16,140	1,199,363	CVS	1,156,071.74
UnitedHealth Group, Inc.	3,543	1,674,386	UNH	1,317,406.31
		2,873,750		2,473,478.05

Hotels, Restaurants & Leisure - 6.15%
Marriott International, Inc.	3,525	585,291	MAR	439125.76
McDonalds Corp.	4,600	1,286,206	MCD	944327.06
Wyndham Hotels & Resorts, Inc.	5,240	355,534	WH	300,362.56
		2,227,031		1,683,815.38

Household Products - 2.18%
Procter & Gamble Co.	5,300	788,057	PG	628,862.46
		788,057		628,862.46

IT Services - 3.57%
Accenture Plc.	4,526	1,293,576	ACN	963,798.24
		1,293,576		963,798

Industrial Conglomerates - 3.7%
Honeywell International, Inc.	7,000	1,337,840	HON	1,164,767.22
		1,337,840		1,164,767.22

Industrials - 2.32%
General Dynamics Corporation	3,675	838,672	GD	900,974.96
		838,672		900,974.96

Oil, Gas & Consumable Fuels - 8.37%
Chevron Corp.	10,500	1,713,180	CVX	1,259,750.14
EOG Resources, Inc.	11,500	1,318,245	EOG	1,133,264.09
		3,031,425		2,393,014

Pharmaceuticals - 9.42%
AbbVie, Inc.	12,250	1,952,283	ABBV	1,223,323.52
Johnson & Johnson	9,405	1,457,775	JNJ	1,405,561.89
		3,410,058		2,628,885.41

Semiconductors & Semiconductor Equipment - 7%
Broadcom, Inc.	3,300	2,117,082	AVGO	1,328,622
Texas Instruments, Inc.	2,240	416,662	TXN	256,979.23
		2,533,744		1,585,601.53

Software - 4.92%
Microsoft Corp.	6,175	1,780,253	MSFT	1,024,553.10
		1,780,253		1,024,553.10

Specialty Retail - 3.97%
The Home Depot, Inc.	4,875	1,438,710	HD	1,185,381.09
		1,438,710		1,185,381.09

Technology Harware, Storage & Peripheral - 4.59%
Apple, Inc.	10,075	1,661,368	AAPL	641,311.80
		1,661,368		641,311.80

Textiles, Apparel & Luxury Goods - 2.54%
NIKE, Inc.	7,505	920,413	NKE	725,848.38
		920,413		725,848.38

TOTAL COMMON STOCKS (Cost $26,167,970)		34,001,120		26,167,970

Money Market Funds - 6.13%
First American Funds Institutional Government Fund Class Y 4.2% (b)	2,220,752	2,220,752	FGVXX	2,220,751.93
		2,220,752		2,220,751.93

TOTAL MONEY MARKET FUNDS (Cost $2,220,752)	2,488,342	2,220,752		2,220,752

TOTAL INVESTMENTS (Cost $28,388,722) 100.06%		36,221,872	100.06%	28,388,722.17

Liabilities In Excess of Other Assets -0.06%		(21,042)		-0.06%

TOTAL NET ASSETS - 100.00%		$ 36,200,831	100.00%

(a) ADR - American Depository Receipt
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2023.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 36,221,872	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 36,221,872	- 0 -